19. Advance ticket sales (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Advance Ticket Sales Details Narrative
Advances from ticket sales	R$ 1,673,987	R$ 1,476,514
Unused tickets sales	R$ 5,804,941	R$ 4,964,925
Average period	57 days	48 days